Disposal of Subsidiaries (Details Textual) - Buyer SSEC [Member] - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
CGPC [Member]
Disposal of Subsidiaries [Line Items]
Cash consideration received	$ 116,000
Gains on disposal of subsidiaries	$ 17,269
FGPC and TGPC [Member]
Disposal of Subsidiaries [Line Items]
Cash consideration received		$ 480,000
Gains on disposal of subsidiaries		$ 76,331